Schedule of Future Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Feb. 29, 2020
Leases
Jan 2023 – Dec 2023	$ 200,927
Jan 2024 – Dec 2024	33,673
Total future minimum lease payments	234,600
Less: present value adjustment	(4,993)
Operating lease liabilities at December 31, 2022	229,607		$ 715,310
Less: current portion of operating lease liabilities	(196,081)	$ (198,819)
Operating lease liabilities, net of current portion	$ 33,526	$ 216,381